<SEQUENCE>1
<FILENAME>nia3q09.txt




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottinghill Investment Advisers, Ltd.
Address: Southampton Square
         7414 Jager Court
         Cincinnati, Ohio  45230-4344

13F File Number:  28-11593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas G. McPeek
Title:     Managing Director
Phone:     513-624-3000

Signature, Place, and Date of Signing:

     Douglas G. McPeek     Cincinnati, Ohio     November 9, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $94,453 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                   VALUE   SHARES/  SH/  PUT/ INVSTMT    OTHER     VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN  CALL DSCRETN  MANAGERS   SOLE   SHARED  NONE
ALCOA INC                COM            013817101     4163   317285            Sole               137875       0 179410
AMAZON INC               COM            023135106      605     6475            Sole                 2775       0   3700
AMERICAN EXPRESS CO      COM            025816109     5463   161155            Sole                68850       0  92305
APOLLO GROUP INC CL A    COM            037604105      322     4375            Sole                 2625       0   1750
AT&T                     COM            00206R102     4448   164686            Sole                82073       0  82613
AUTONATION INC           COM            05329W102     4542   251225            Sole               126725         124500
AUTOZONE INC             COM            053332102      384     2625            Sole                 1525       0   1100
BIG LOTS INC             COM            089302103     3922   156735            Sole                79200       0  77535
BRISTOL MYERS SQUIBB     COM            110122108     4367   193919            Sole                93225       0 100694
DELL COMPUTER CORP       COM            24702R101     4681   306775            Sole               137025       0 169750
DIRECTV GROUP INC        COM            25459L106     5694   206439            Sole                98450       0 107989
DOW CHEM CO              COM            260543103     4315   165525            Sole                78975       0  86550
DU PONT                  COM            263534109     4430   137833            Sole                71150       0  66683
FAMILY DLR STORES        COM            307000109     3820   144697            Sole                70350       0  74347
GENERAL ELEC CO          COM            369604103     3272   199285            Sole               104925       0  94360
INGERSOLL-RAND CO CL A   COM            G4776G101     5805   189265            Sole                84225       0 105040
INTERCONTINENTAL EXCHANGECOM            45865V100      361     3710            Sole                 1900           1810
INTL PAPER CO            COM            460146103     6200   278900            Sole               121075       0 157825
J P MORGAN CHASE         COM            46625H100     5426   123825            Sole                59275       0  64550
LEGGETT & PLATT          COM            524660107     4013   206875            Sole               107550       0  99325
LILY ELI & CO            COM            532457108     3533   106963            Sole                53525       0  53438
MERCK & CO               COM            589331107     4184   132271            Sole                62950       0  69321
MIDCAP SPDR TR UNIT SER 1COM            595635103      207     1650            Sole                    0       0   1650
ORACLE CORP              COM            68389X105      536    25725            Sole                11150       0  14575
PFIZER                   COM            717081103     3504   211711            Sole               101825       0 109886
SPDR TR UNIT SER 1       COM            78462F103      294     2784            Sole                    0       0   2784
WHIRLPOOL CORP           COM             963320106    5962    85225            Sole                37425       0  47800

                                                    94,453